Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipmen net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,895,971	$ 7,854,102
Less: accumulated depreciation	(3,595,480)	(3,230,949)
Property, plant and equipment, net	12,300,491	4,623,153
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	9,165,874	1,971,463
Machinery equipment and tools [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,158,903	4,867,159
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	104,020	74,206
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	21,829	14,337
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	387,780	352,921
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,057,565	$ 574,016